UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6397

Fidelity California Municipal Trust II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® California Municipal Money Market Fund

November 30, 2016

CFS-QTLY-0117
1.810684.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 30.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.84% 12/7/16, VRDN (a)(b)	$3,500	$3,500
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.66% 12/7/16, VRDN (a)	800	800
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.84% 12/7/16, VRDN (a)(b)	2,100	2,100
Series 2002, 0.79% 12/7/16, VRDN (a)(b)	800	800
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.79% 12/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	7,100	7,100
		10,000
California - 27.9%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (La Terrazza Apts. Proj.) Series 2002 A, 0.57% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	16,880	16,880
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.58% 12/7/16, LOC BNP Paribas SA, VRDN (a)(b)	3,900	3,900
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.6% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	3,600	3,600
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.62% 12/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	13,700	13,700
Series 2005 I, 0.62% 12/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	29,400	29,400
Series 2009 H, 0.56% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	7,050	7,050
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 0.56% 12/7/16, VRDN (a)	22,500	22,500
California Hsg. Fin. Agcy. Multi-family Hsg. Rev. Series 2007 C:
0.6% 12/7/16, LOC Citibank NA, VRDN (a)(b)	4,250	4,250
0.6% 12/7/16, LOC Citibank NA, VRDN (a)(b)	4,700	4,700
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.):
Series 2001 G, 0.65% 12/7/16, LOC Citibank NA, VRDN (a)(b)	2,490	2,490
Series 2002 E, 0.59% 12/7/16, LOC Citibank NA, VRDN (a)(b)	14,045	14,045
Series 2000 N, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	4,020	4,020
Series 2003 M, 0.59% 12/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	16,445	16,445
Series 2004 E, 0.59% 12/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	17,670	17,670
Series 2005 A, 0.58% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	40,340	40,340
Series 2005 B, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	43,945	43,945
Series 2006 C, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	15,980	15,980
Series 2007 H, 0.58% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	15,065	15,065
Series 2007 K, 0.6% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	14,540	14,540
Series 2008 C:
0.55% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	9,085	9,085
0.55% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,765	5,765
California Infrastructure & Econ. Dev. Bank Rev.:
(Betts Spring Co. Proj.) Series 2008, 0.72% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	6,885	6,885
(Pacific Gas & Elec. Co. Proj.) Series 2009 B, 0.58% 12/1/16, LOC MUFG Union Bank NA, VRDN (a)	5,000	5,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 C, 0.6% 12/1/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	6,400	6,400
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.71% 12/7/16, LOC Comerica Bank, VRDN (a)(b)	2,530	2,530
(Recology, Inc. Proj.) Series 2010 A, 0.55% 12/7/16, LOC Bank of America NA, VRDN (a)	111,695	111,695
(Var-Waste Connections, Inc. Proj.) Series 2007, 0.62% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	10,100	10,100
(Zerep Mgmt. Corp. Proj.) Series 2014, 0.71% 12/7/16, LOC Comerica Bank, VRDN (a)(b)	4,400	4,400
Series 2011 A, 0.71% 12/7/16, LOC Comerica Bank, VRDN (a)(b)	2,810	2,810
Series 2012 A, 0.68% 12/7/16, LOC MUFG Union Bank NA, VRDN (a)(b)	2,335	2,335
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.74% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	1,000	1,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 0.54% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	900	900
(Heritage Park Apts. Proj.) Series 2008 C, 0.52% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	30,000	30,000
(Northwood Apts. Proj.) Series N, 0.54% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	4,600	4,600
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.61% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	17,009	17,009
(Salvation Army S.F. Proj.) 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	15,245	15,245
(Terraces at Park Marino Proj.) Series I, 0.64% 12/7/16, LOC Bank of The West San Francisco, VRDN (a)(b)	4,785	4,785
(The Crossings at Elk Grove Apts.) Series H, 0.54% 12/7/16, LOC Citibank NA, VRDN (a)(b)	7,050	7,050
(Vizcaya Apts. Proj.) Series B, 0.54% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	20,760	20,760
California Statewide Cmntys. Dev. Auth. Rev.:
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.62% 12/7/16, LOC Northern Trust Co., VRDN (a)	16,300	16,300
(Oakmont Stockton Proj.) Series 1997 C, 0.61% 12/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	5,960	5,960
(The Archer School for Girls, Inc. Proj.) Series 2005, 0.54% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	8,695	8,695
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 0.61% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 0.61% 12/7/16, LOC MUFG Union Bank NA, VRDN(a)(b)	9,100	9,100
Irvine Unified School District Cmnty. Facilities District Series 2014 B, 0.56% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	10,450	10,450
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Grand Promenade Proj.) 0.6% 12/7/16, LOC Freddie Mac, VRDN (a)	36,500	36,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B8, 0.52% 12/7/16 (Liquidity Facility Bank of Montreal Chicago), VRDN (a)	15,800	15,800
Los Angeles Multi-family Hsg. Rev.:
(Channel Gateway Apts. Proj.) Series 1989 B, 0.59% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	67,700	67,700
(Colonia Corona Apts. Proj.) Series 2004 D, 0.54% 12/7/16, LOC Citibank NA, VRDN (a)(b)	2,500	2,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)	8,655	8,655
Orange County Apt. Dev. Rev. (Park Place Apts. Proj.) Series 1989 A, 0.52% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	15,400	15,400
Otay Wtr. District Ctfs. of Prtn. (1996 Cap. Projects) 0.57% 12/7/16, LOC MUFG Union Bank NA, VRDN (a)	3,700	3,700
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.52% 12/7/16, LOC Bank of America NA, VRDN (a)	44,575	44,575
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.73% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,290	1,290
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.51% 12/7/16, LOC Bank of America NA, VRDN (a)	12,075	12,075
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	3,865	3,865
Series 2001, 0.59% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	12,860	12,860
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 0.54% 12/7/16, LOC Citibank NA, VRDN (a)(b)	2,300	2,300
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.57% 12/7/16, LOC Bank of America NA, VRDN (a)	24,845	24,845
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Delta Village Apts. Proj.) Series A, 0.61% 12/7/16, LOC Citibank NA, VRDN (a)(b)	5,800	5,800
(Villa Nueva Apts. Proj.) Series 2007 F, 0.53% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	37,500	37,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A1, 0.58% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	12,000	12,000
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 0.52% 12/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	8,000	8,000
San Francisco City & County Multi-family Hsg. Rev. (8th & Howard Family Apts. Proj.) Series 2000 B, 0.55% 12/7/16, LOC Citibank NA, VRDN (a)(b)	3,605	3,605
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.73% 12/7/16, LOC Citibank NA, VRDN (a)(b)	1,250	1,250
(Mission Creek Cmnty. Proj.) Series B, 0.55% 12/7/16, LOC Citibank NA, VRDN (a)(b)	5,385	5,385
(Ocean Beach Apts. Proj.) Series B, 0.6% 12/7/16, LOC Citibank NA, VRDN (a)(b)	1,075	1,075
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.61% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 0.61% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.65% 12/7/16, LOC Citibank NA, VRDN (a)(b)	6,050	6,050
(El Paseo Apts. Proj.) Series 2002 B, 0.65% 12/7/16, LOC Citibank NA, VRDN (a)(b)	4,145	4,145
(Trestles Apts. Proj.) Series 2004 A, 0.61% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.61% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	15,090	15,090
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.52% 12/7/16, LOC Bank of America NA, VRDN (a)(c)	32,000	32,000
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.69% 12/7/16, LOC MUFG Union Bank NA, VRDN (a)(b)	10,335	10,335
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2012 A, 0.51% 12/7/16, LOC MUFG Union Bank NA, VRDN (a)	16,260	16,260
		1,084,764
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.78% 12/1/16, VRDN (a)(b)	800	800
Series 1988, 0.78% 12/1/16, VRDN (a)(b)	2,200	2,200
Series 1993 C, 0.74% 12/7/16, VRDN (a)	1,200	1,200
Series 1994, 0.78% 12/1/16, VRDN (a)(b)	1,400	1,400
		5,600
Georgia - 0.5%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.62% 12/7/16, VRDN (a)	17,050	17,050
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.64% 12/7/16, VRDN (a)	900	900
		17,950
Indiana - 0.1%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.68% 12/7/16, VRDN (a)(b)	3,420	3,420
Iowa - 0.4%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.67% 12/7/16, VRDN (a)(b)	14,200	14,200
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.67% 12/7/16, VRDN (a)(b)	9,500	9,500
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.67% 12/1/16, VRDN (a)(b)	3,850	3,850
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.62% 12/7/16, VRDN (a)(b)	2,200	2,200
Series 2016 D, 0.61% 12/7/16, VRDN (a)(b)	1,300	1,300
Series 2016 E, 0.62% 12/7/16, VRDN (a)(b)	1,300	1,300
		4,800
New York - 0.1%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.62% 12/7/16, LOC RBS Citizens NA, VRDN (a)	4,890	4,890
Texas - 0.3%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.84% 12/7/16, VRDN (a)(b)	3,450	3,450
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.77% 12/7/16, VRDN (a)(b)	7,720	7,720
Port Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.69% 12/7/16 (Total SA Guaranteed), VRDN (a)(b)	1,300	1,300
		12,470
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.86% 12/7/16, VRDN (a)(b)	4,200	4,200
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 0.84% 12/7/16, VRDN (a)(b)	3,600	3,600
		7,800
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,183,544)		1,183,544

Tender Option Bond - 28.2%
California - 27.9%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 0.76% 12/7/16 (Liquidity Facility Bank of America NA) (a)(d)	6,125	6,125
Series 16 XM 0244, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995	4,995
Series II R 11901, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	1,300	1,300
Series Putters 3211, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,320	13,320
Series Putters 3434, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,850	2,850
California Dept. of Wtr. Resources Participating VRDN:
Series Putters 3019, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	9,785	9,785
Series ROC II R 11970-1, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	1,555	1,555
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0093, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,915	5,915
Series 16 XM 0146, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	10,010	10,010
Series 16 XM0194, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,965	5,965
Series EGL 14 0005, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	9,500	9,500
Series Floaters XF 23 77, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	6,825	6,825
Series MS 3346, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,330	9,330
Series Putters 3960, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,330	7,330
Series ROC II R 11974, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	3,500	3,500
Series ROC II R 14081, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
California Gen. Oblig. Participating VRDN:
Series 15 XF 1039, 0.65% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	38,500	38,500
Series 15 XF0129, 0.67% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	7,500	7,500
Series 15 XF2161, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,035	7,035
Series 15 XF2171, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	11,240	11,240
Series 16 ZM0200, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	12,190	12,190
Series 16 ZM0201, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,120	5,120
Series DB XF 1041, 0.67% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	25,490	25,490
Series Floaters 16 ZF0514, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,370	2,370
Series Floaters XF 23 72, 0.57% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	3,300	3,300
Series Floaters YX 10 30, 0.58% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	6,820	6,820
California Health Facilities Fing. Auth. Participating VRDN:
Series 16 XG 00 49, 0.7% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	21,850	21,850
Series 16 XXF0440, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,100	3,100
Series 16 ZF0426, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,105	3,105
Series Floaters XF 05 23, 0.57% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,500	4,500
Series Floaters YX 10 33, 0.58% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,500	4,500
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0120, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,720	14,720
Series 15 XF0131, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,235	11,235
Series 15 XF2119, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,995	7,995
Series 16 ZF0212, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,935	2,935
Series 2015 ZF0213, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,500	7,500
Series DB 15 XF 0234, 0.66% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	18,480	18,480
Series Floaters XG 01 04, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	20,800	20,800
Series MS 3239, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	22,800	22,800
Series MS 3267, 0.58% 12/7/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	27,375	27,375
Series MS 3301, 0.58% 12/7/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	7,330	7,330
Series TD 0036, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	7,105	7,105
California St. Univ. Rev. Participating VRDN Series XM 0306, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,600	7,600
California State Univ. Rev. Participating VRDN:
Series 16 ZM0197, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,590	4,590
Series 16 ZM0198, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	3,000	3,000
Series 16 ZM0199, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,000	4,000
Series 16 ZM0204, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,125	6,125
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series ROC II R 14001, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,375	2,375
Series XF 23 59, 0.65% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	14,355	14,355
Dept. of Arpts. of the City of LA Participating VRDN Series YX 10 01, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	4,690	4,690
Dept. of Wtr. and Pwr. of Los Angeles Participating VRDN Series XM 03 65, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,500	7,500
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series 2015 XF0190, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,835	1,835
Series EGL1310, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	21,700	21,700
Series MS 3250, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,500	7,500
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series 15 XF0072, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,585	1,585
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.61%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	5,200	5,200
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, 0.75%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	8,835	8,835
Participating VRDN:
Series 15 ZF2116, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,500	7,500
Series MS 3268 X, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	5,000	5,000
Series MS 3288, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,000	7,000
Series ROC II R 14066, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	3,500	3,500
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.58% 12/7/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	14,375	14,375
Grossmont Union High School District Participating VRDN Series 16 ZF0317, 0.75% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Los Angeles Cmnty. College District Participating VRDN:
Series 16 ZF0315, 0.6% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,425	7,425
Series 16 ZF0327, 0.6% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,885	5,885
Series EGL 08 57, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	17,400	17,400
Series MS 3096, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,600	9,600
Series ROC II R 11773, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	19,575	19,575
0.57% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,100	2,100
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds:
Series RBC E 63, 0.75%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	25,500	25,500
Series RBC E67, 0.75%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	33,765	33,765
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 16 XL0005, 0.58% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,300	2,300
Series Putters 3847, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Series ROC II R 11842, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,750	6,750
0.61% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	7,645	7,645
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 16 XF 04 87, 0.6% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
Series 16 XM 02 53, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,665	6,665
Series Floaters XM 03 79, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,665	3,665
Series MS 3289, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,335	7,335
Series MS 3345, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	16,060	16,060
Series Putters 0039, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,750	3,750
Series Putters 4330, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 0018, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,500	7,500
Series 15 XF2168, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	2,290	2,290
Series MS 3397, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	9,770	9,770
Series MS 3403, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,975	8,975
Series ROC 14087, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,200	6,200
Los Angeles Dept. Wtr. & Pwr. Rev. Participating VRDN Series ZF 04 83, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,460	13,460
Los Angeles Hbr. Dept. Rev.:
Bonds:
Series Floaters 09 37C, 0.75%, tender 2/15/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	8,800	8,800
Series WF 10 40C, 0.75%, tender 12/1/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	5,400	5,400
Participating VRDN Series 15 ZF0158, 0.63% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	5,280	5,280
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 15 ZF0243, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,430	5,430
Series 16 ZF0313, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,935	4,935
Series Putters 3371, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	22,495	22,495
Series ROC II R 14059, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	6,000	6,000
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Putters 3547, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,935	10,935
Metropolitan Wtr. District Southern CA Wtrwks. Rev. Participating VRDN Series 16 XM 02 43, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,450	3,450
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 0.58% 12/7/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	10,515	10,515
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 67, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	3,200	3,200
San Diego Cmnty. College District:
Bonds Series WF11 87C, 0.75%, tender 12/29/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	9,920	9,920
Participating VRDN:
Series Putters 3963, 0.6% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Series XM 02 90, 0.57% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series 16 ZF0311, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,040	1,040
Series 16 ZF0441, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,810	6,810
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN 0.65% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,875	1,875
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	23,065	23,065
San Diego Unified School District Participating VRDN Series MS 3330, 0.58% 12/7/16 (Liquidity Facility Cr. Suisse AG) (a)(d)	5,940	5,940
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,000	4,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series EGL 14 0025, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	8,800	8,800
Series Putters 3161, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,000	12,000
Series ROC II R 12318, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	16,455	16,455
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN Series 15 XF2169, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	4,800	4,800
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,500	5,500
Sunnyvale School District Bonds Series 2016 18, 0.61%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	7,955	7,955
The Regents of the Univ. of California Participating VRDN:
Series XM 03 46, 0.58% 12/7/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	7,500	7,500
Series XM 03 47, 0.58% 12/7/16 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	3,750	3,750
Series XM 03 58, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Series XM 03 63, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,000	4,000
Series XM 03 66, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	8,925	8,925
The Regents of the Univ. of California Gen. Rev. Participating VRDN Series Floaters XM 03 90, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Trustees of the California State Univ. Participating VRDN Series ZM 00 90, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,580	3,580
Univ. of California Regts. Med. Ctr. Pooled Rev. Participating VRDN:
Series Floaters XX 10 23, 0.58% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,935	2,935
Series Floaters ZF 23 62, 0.58% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	14,120	14,120
Series Floaters ZF 23 63, 0.58% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	3,900	3,900
Univ. of California Revs. Participating VRDN:
Series 16 ZF 04 89, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	1,000	1,000
Series 16 XL0001, 0.58% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	10,250	10,250
Series 16 ZF0427, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,040	3,040
Series 2015 ZF0187, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,605	4,605
Series BC 13 23U, 0.58% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,000	1,000
Series MS 3396, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	7,830	7,830
Series Putters 3365, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,885	4,885
Series Putters 3961, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,500	1,500
Wells Fargo Stage Trs Var States Bonds Series 86C, 0.82%, tender 12/15/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)(e)	12,995	12,995
		1,086,995
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.73% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	2,100	2,100
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.74% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,400	1,400
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.64% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,820	4,820
Washington - 0.1%
Port of Seattle Rev. Participating VRDN Series Floaters XF 05 22, 0.65% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	3,600	3,600
TOTAL TENDER OPTION BOND
(Cost $1,098,915)		1,098,915

Other Municipal Security - 35.1%
California - 33.0%
California Gen. Oblig.:
Bonds:
Series 2007, 5% 12/1/16 (Pre-Refunded to 12/1/16 @ 100)	2,000	2,000
Series 2008, 5% 4/1/17	2,095	2,123
Series 2016:
4% 9/1/17	4,720	4,829
5% 3/1/17	2,750	2,779
5% 9/1/17	5,000	5,160
Series 11A2, 0.93% 12/5/16, LOC Royal Bank of Canada, CP	21,300	21,300
Series 11A5:
0.56% 12/16/16, LOC U.S. Bank NA, Cincinnati, CP	10,700	10,700
0.57% 12/20/16, LOC U.S. Bank NA, Cincinnati, CP	9,500	9,500
0.93% 12/7/16, LOC U.S. Bank NA, Cincinnati, CP	11,500	11,500
Series A1:
0.6% 12/16/16, LOC Wells Fargo Bank NA, CP	6,400	6,400
0.63% 1/11/17, LOC Wells Fargo Bank NA, CP	6,440	6,440
0.67% 12/5/16, LOC Wells Fargo Bank NA, CP	28,200	28,200
Series A7, 0.65% 1/9/17, LOC Mizuho Corporate Bank Ltd., CP	19,585	19,585
Series A8, 0.65% 1/10/17, LOC Bank of The West San Francisco, CP	19,700	19,700
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.8%, tender 6/28/17 (a)	51,900	51,900
California Pub. Works Board Lease Rev. Bonds Series 2016 E, 5% 10/1/17	3,865	4,000
California State Univ. Rev. Series A:
0.63% 1/5/17, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	6,000	6,000
0.63% 1/5/17, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	10,000	10,000
0.92% 1/4/17, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	16,700	16,700
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.66%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)	167,000	167,000
Series 2010 B, 0.66%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)	117,970	117,970
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
0.62% 2/1/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	22,400	22,400
0.9% 1/6/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	10,000	10,000
0.92% 1/4/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	26,500	26,500
0.94% 1/5/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	10,900	10,900
0.95% 12/5/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	8,400	8,400
Series A2, 0.58% 12/5/16 (Liquidity Facility Bank of America NA), CP	36,000	36,000
Kern County Gen. Oblig. TRAN Series 2016:
3% 5/15/17	4,800	4,850
3% 6/30/17	13,635	13,816
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A, 0.67% 12/28/16, LOC Bank of The West San Francisco, CP	9,900	9,900
Series B:
0.62% 1/10/17, LOC U.S. Bank NA, Cincinnati, CP	20,000	20,000
0.64% 1/9/17, LOC U.S. Bank NA, Cincinnati, CP	5,900	5,900
0.64% 1/9/17, LOC U.S. Bank NA, Cincinnati, CP	3,800	3,800
0.83% 12/8/16, LOC U.S. Bank NA, Cincinnati, CP	5,000	5,000
0.83% 12/19/16, LOC U.S. Bank NA, Cincinnati, CP	6,600	6,600
0.89% 12/5/16, LOC U.S. Bank NA, Cincinnati, CP	17,900	17,900
Los Angeles County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	40,000	40,535
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Bonds Series 2016 A, 3% 6/1/17	7,900	7,987
Series ATE:
0.64% 1/9/17, LOC Sumitomo Mitsui Banking Corp., CP	2,000	2,000
0.68% 1/11/17, LOC Sumitomo Mitsui Banking Corp., CP	13,500	13,500
0.83% 12/19/16, LOC MUFG Union Bank NA, CP	3,000	3,000
0.85% 12/15/16, LOC MUFG Union Bank NA, CP	3,000	3,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2016:
0.68% 2/1/17 (Liquidity Facility Royal Bank of Canada), CP	33,600	33,600
0.99% 4/4/17 (Liquidity Facility Royal Bank of Canada), CP	41,400	41,400
Los Angeles Gen. Oblig. TRAN Series 2016, 3% 6/29/17	127,900	129,538
Los Angeles Hbr. Dept. Rev. Bonds Series 2016 A, 3% 8/1/17 (b)	5,000	5,072
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 11A3:
0.62% 12/6/16, LOC Bank of The West San Francisco, CP	3,900	3,900
0.63% 12/7/16, LOC Bank of The West San Francisco, CP	15,800	15,800
Series 13A4:
0.64% 1/9/17, LOC U.S. Bank NA, Cincinnati, CP	12,000	12,000
0.93% 12/1/16, LOC U.S. Bank NA, Cincinnati, CP	12,800	12,800
Series A1, 0.82% 12/7/16, LOC Wells Fargo Bank NA, CP	7,900	7,900
Port of Oakland Port Rev. Series 10A, 0.63% 12/1/16, LOC Bank of America NA, CP	10,200	10,200
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	52,600	53,300
Sacramento Muni. Util. District Elec. Rev. Series L1:
0.58% 12/21/16, LOC Barclays Bank PLC, CP	21,500	21,500
0.85% 12/15/16, LOC Barclays Bank PLC, CP	3,000	3,000
San Diego Unified School District TRAN Series 2016 A, 2% 6/30/17	7,900	7,953
San Francisco City & County Gen. Oblig.:
Series 2:
0.6% 1/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati), CP	12,000	12,000
0.95% 1/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati), CP	9,620	9,620
Series 3:
0.8% 1/5/17, LOC State Street Bank & Trust Co., Boston, CP	20,120	20,120
0.85% 12/20/16, LOC State Street Bank & Trust Co., Boston, CP	39,530	39,530
San Jacinto Unified School District Bonds Series 2007, 5.25% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,056
San Jose Fin. Auth. Rev.:
Series 1, 0.82% 12/7/16, LOC State Street Bank & Trust Co., Boston, CP	11,620	11,620
Series 2, 0.82% 12/7/16, LOC U.S. Bank NA, Cincinnati, CP	11,620	11,620
Woodland Fin. Auth. Rev. Series 2016, 0.61% 1/10/17, LOC Citibank NA, CP	23,480	23,480
		1,283,783
Georgia - 1.1%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.66%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	19,000	19,000
Series 2010 A2, 0.66%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	24,815	24,815
		43,815
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.77% tender 12/15/16, CP mode	2,000	2,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.8% tender 12/15/16, CP mode	5,900	5,900
0.85% tender 12/16/16, CP mode	300	300
0.85% tender 12/19/16, CP mode	2,200	2,200
		8,400
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1990 B, 0.85% tender 12/8/16, CP mode	3,600	3,600
Series 90B, 0.8% tender 1/4/17, CP mode	3,300	3,300
Series 1990 A:
0.9% tender 12/16/16, CP mode (b)	6,900	6,900
0.9% tender 12/19/16, CP mode (b)	2,400	2,400
Series A1:
0.88% tender 12/21/16, CP mode (b)	700	700
1.02% tender 12/1/16, CP mode (b)	6,000	6,000
		22,900
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.83% tender 12/16/16, CP mode (b)	3,600	3,600
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 0.9% tender 12/19/16, CP mode (b)	2,900	2,900
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,367,398)		1,367,398
	Shares (000s)	Value (000s)

Investment Company - 6.3%
Fidelity Municipal Cash Central Fund, 0.60% (f)(g)
(Cost $245,511)	245,512	245,511
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,895,368)		3,895,368
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$3,895,370

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $113,170,000 or 2.9% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.75%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$8,835
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds Series RBC E 63, 0.75%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$25,500
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds Series RBC E67, 0.75%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada)	4/1/16	$33,765
Los Angeles Hbr. Dept. Rev. Bonds Series Floaters 09 37C, 0.75%, tender 2/15/17 (Liquidity Facility Wells Fargo Bank NA)	2/18/16	$8,800
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.75%, tender 12/1/16 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$5,400
San Diego Cmnty. College District Bonds Series WF11 87C, 0.75%, tender 12/29/16 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$9,920
Sunnyvale School District Bonds Series 2016 18, 0.61%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati)	11/29/16	$7,955
Wells Fargo Stage Trs Var States Bonds Series 86C, 0.82%, tender 12/15/16 (Liquidity Facility Wells Fargo Bank NA)	9/15/16	$12,995

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$890
Total	$890

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At November 30, 2016 the cost for Federal Income Tax Purposes was $3,895,368,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® California AMT Tax-Free Money Market Fund

November 30, 2016

SCM-QTLY-0117
1.810689.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 44.2%
	Principal Amount (000s)	Value (000s)
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.6% 12/7/16, VRDN (a)	$1,700	$1,700
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.66% 12/7/16, VRDN (a)	1,150	1,150
California - 42.6%
California Edl. Facilities Auth. Rev. (Univ. of San Francisco Proj.) Series 2005 B, 0.52% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,100	5,100
California Gen. Oblig.:
Series 2003 B3, 0.57% 12/7/16, LOC Bank of America NA, VRDN (a)	3,770	3,770
Series 2003 C4, 0.52% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,450	2,450
Series 2004 A9, 0.52% 12/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	13,900	13,900
Series 2005 A1, 0.51% 12/7/16, LOC Royal Bank of Canada, VRDN (a)	29,070	29,070
Series 2005 A2-1, 0.55% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	12,715	12,715
Series 2005 A3, 0.6% 12/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	3,000	3,000
Series 2005 B2, 0.51% 12/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	10,130	10,130
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.62% 12/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	4,400	4,400
Series 2005 H, 0.56% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	10,600	10,600
Series 2005 I, 0.62% 12/7/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	4,900	4,900
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 0.56% 12/7/16, VRDN (a)	6,000	6,000
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.) Series 2002 D, 0.59% 12/7/16, LOC Citibank NA, VRDN (a)	3,440	3,440
Series 2001 F, 0.59% 12/7/16, LOC Citibank NA, VRDN (a)	8,955	8,955
California Muni. Fin. Auth. Series 2016 A1, 0.57% 12/7/16, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	2,075	2,075
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.) Series 2008 B, 0.56% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	1,600	1,600
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 C, 0.6% 12/1/16, LOC Mizuho Corporate Bank Ltd., VRDN (a)	7,900	7,900
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.55% 12/7/16, LOC Bank of America NA, VRDN (a)	23,500	23,500
California Statewide Cmntys. Dev. Auth. Rev.:
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.62% 12/7/16, LOC Northern Trust Co., VRDN (a)	2,700	2,700
(SWEEP Ln. Prog.) Series 2007 A, 0.54% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	25,295	25,295
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.54% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,610	3,610
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn.:
Series 2008 B, 0.52% 12/7/16, LOC Bank of America NA, VRDN (a)	2,900	2,900
Series 2011 A, 0.52% 12/7/16, LOC MUFG Union Bank NA, VRDN (a)	2,770	2,770
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.51% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	18,485	18,485
Fresno Multi-family Hsg. Rev. Series 2001 A, 0.56% 12/7/16, LOC Fannie Mae, VRDN (a)	4,445	4,445
Irvine Ranch Wtr. District Rev. (District #105, 140, 240, 250 Impt. Proj.) Series 1995, 0.51% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,200	5,200
Irvine Unified School District Cmnty. Facilities District:
Series 2012 B, 0.56% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	19,980	19,980
Series 2014 B, 0.56% 12/7/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	21,200	21,200
Kings County Hsg. Auth. Multi-family Hsg. Rev. (Edgewater Isle Apts. Proj.) Series 2001 A, 0.56% 12/7/16, LOC Fannie Mae, VRDN (a)	1,230	1,230
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.6% 12/7/16, LOC Freddie Mac, VRDN (a)	4,600	4,600
(Promenade Towers Proj.) Series 2000, 0.53% 12/7/16, LOC Freddie Mac, VRDN (a)	17,185	17,185
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 B1, 0.53% 12/7/16 (Liquidity Facility Barclays Bank PLC), VRDN (a)	9,800	9,800
Series 2001 B8, 0.52% 12/7/16 (Liquidity Facility Bank of Montreal Chicago), VRDN (a)	3,900	3,900
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)	21,435	21,435
Mountain View Multi-family Hsg. Rev. 0.56% 12/7/16, LOC Fannie Mae, VRDN (a)	2,000	2,000
Riverside Elec. Rev.:
Series 2008 A, 0.51% 12/7/16, LOC Barclays Bank PLC, VRDN (a)	11,300	11,300
Series 2008 C, 0.52% 12/7/16, LOC Bank of America NA, VRDN (a)	23,050	23,050
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. Series 2001 A, 0.56% 12/7/16, LOC Fannie Mae, VRDN (a)	5,940	5,940
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.57% 12/7/16, LOC Bank of America NA, VRDN (a)	7,100	7,100
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 36A, 0.53% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	3,000	3,000
Second Series, 0.52% 12/7/16, LOC MUFG Union Bank NA, VRDN (a)	40,900	40,900
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 0.52% 12/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,765	4,765
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.58% 12/7/16, LOC Freddie Mac, VRDN (a)	11,900	11,900
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.52% 12/7/16, LOC Bank of America NA, VRDN (a)	13,015	13,015
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.):
Series 2008 A, 0.61% 12/7/16, LOC Barclays Bank PLC, VRDN (a)	1,705	1,705
Series 2008 B, 0.61% 12/7/16, LOC Barclays Bank PLC, VRDN (a)	5,105	5,105
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2012 A, 0.51% 12/7/16, LOC MUFG Union Bank NA, VRDN (a)	4,800	4,800
Whittier Health Facilities Rev. Series 2009 A, 0.54% 12/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,900	1,900
		454,720
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.74% 12/7/16, VRDN (a)	200	200
Series 1999 A, 0.6% 12/7/16, VRDN (a)	800	800
		1,000
Georgia - 0.4%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.62% 12/7/16, VRDN (a)	3,400	3,400
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.64% 12/1/16, VRDN (a)	300	300
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.64% 12/7/16, VRDN (a)	500	500
		4,200
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.79% 12/7/16, VRDN (a)	3,700	3,700
New York - 0.1%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.62% 12/7/16, LOC RBS Citizens NA, VRDN (a)	905	905
Texas - 0.4%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.72% 12/1/16, VRDN (a)	1,200	1,200
Series 2009 C, 0.72% 12/1/16, VRDN (a)	700	700
Series 2010 B, 0.72% 12/1/16, VRDN (a)	1,100	1,100
Series 2010 C, 0.72% 12/1/16, VRDN (a)	1,100	1,100
		4,100
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $471,475)		471,475

Tender Option Bond - 16.7%
California - 16.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 0.76% 12/7/16 (Liquidity Facility Bank of America NA) (a)(b)	900	900
Series 16 XM 0244, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,005	5,005
Series II R 11901, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,000	1,000
Series Putters 3434, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,645	5,645
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,000	5,000
Series Putters 3019, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,885	4,885
Series ROC II R 11970-1, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(b)	4,080	4,080
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM 0146, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,320	1,320
Series 16 XM0194, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	700	700
Series EGL 14 0005, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(b)	11,050	11,050
Series Floaters XF 23 77, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,900	1,900
Series MS 3144, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,977	1,977
Series ROC II R 11974, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,500	1,500
California Gen. Oblig. Participating VRDN:
Series 15 XF 1039, 0.65% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	4,925	4,925
Series 16 ZM0200, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,400	1,400
Series DB XF 1041, 0.67% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	2,700	2,700
Series Floaters XF 23 72, 0.57% 12/7/16 (Liquidity Facility Citibank NA) (a)(b)	900	900
California Health Facilities Fing. Auth. Participating VRDN:
Series 16 XG 00 49, 0.7% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	3,000	3,000
Series 16 ZF0426, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,665	2,665
Series Floaters XF 05 23, 0.57% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,125	1,125
Series Floaters YX 10 33, 0.58% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,155	1,155
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0131, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,000	4,000
Series DB 15 XF 0234, 0.66% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	3,165	3,165
Series Floaters XG 01 04, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,200	3,200
Series MS 3239, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,200	2,200
Series MS 3267, 0.58% 12/7/16 (Liquidity Facility Cr. Suisse AG) (a)(b)	6,000	6,000
Series MS 3389, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	4,000	4,000
California St. Univ. Rev. Participating VRDN Series XM 0306, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	975	975
California State Univ. Rev. Participating VRDN Series 16 ZM0197, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500	2,500
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN Series XF 23 59, 0.65% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,000	2,000
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series 2015 XF0190, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,835	1,835
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.61%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	1,290	1,290
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.75%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	900	900
Los Angeles Cmnty. College District Participating VRDN:
Series 16 XG0045, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	7,790	7,790
Series MS 3096, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	900	900
Series ROC II R 11773, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,800	1,800
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds:
Series RBC E 63, 0.75%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,795	2,795
Series RBC E67, 0.75%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,800	3,800
Los Angeles Dept. Arpt. Rev. Participating VRDN Series 16 XL0005, 0.58% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,105	3,105
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 16 XM 02 47, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,665	6,665
Series Floaters XM 03 79, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,670	3,670
Series MS 3345, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	3,175	3,175
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 15 XF2168, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(b)	3,420	3,420
Series MS 3397, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	1,200	1,200
Los Angeles Hbr. Dept. Rev. Bonds Series Floaters 09 37C, 0.75%, tender 2/15/17 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	925	925
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series 2015 ZF 0242, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,100	2,100
Metropolitan Wtr. District Southern CA Wtrwks. Rev. Participating VRDN Series 16 XM 02 43, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,215	2,215
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 0.62% 12/7/16 (Liquidity Facility Bank of America NA) (a)(b)	2,160	2,160
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series 16 ZF0311, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,470	1,470
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,200	2,200
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series EGL 14 0025, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,100	1,100
Series Putters 3161, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,660	4,660
Series ROC II R 12318, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(b)	5,265	5,265
Sunnyvale School District Bonds Series 2016 18, 0.61%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,200	2,200
The Regents of the Univ. of California Participating VRDN Series XM 03 58, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,000	3,000
Univ. of California Regts. Med. Ctr. Pooled Rev. Participating VRDN:
Series Floaters XX 10 23, 0.58% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	400	400
Series Floaters ZF 23 62, 0.58% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,200	2,200
Series Floaters ZF 23 63, 0.58% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)	600	600
Univ. of California Revs. Participating VRDN:
Series 16 ZF 04 89, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,000	2,000
Series 15 ZF0177, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,810	3,810
Series 15 ZF0178, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series 2015 ZF0186, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
Series Floaters XF 05 24, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	2,675	2,675
		177,197
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.73% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200	200
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.74% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200	200
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.64% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	800	800
TOTAL TENDER OPTION BOND
(Cost $178,397)		178,397

Other Municipal Security - 26.7%
California - 25.9%
California Gen. Oblig.:
Bonds Series 2016, 4% 9/1/17	1,300	1,330
Series 11A2, 0.93% 12/5/16, LOC Royal Bank of Canada, CP	3,700	3,700
Series 11A5:
0.56% 12/16/16, LOC U.S. Bank NA, Cincinnati, CP	2,700	2,700
0.57% 12/20/16, LOC U.S. Bank NA, Cincinnati, CP	2,500	2,500
0.93% 12/7/16, LOC U.S. Bank NA, Cincinnati, CP	2,020	2,020
Series A1:
0.6% 12/16/16, LOC Wells Fargo Bank NA, CP	1,800	1,800
0.63% 1/11/17, LOC Wells Fargo Bank NA, CP	1,600	1,600
0.67% 12/5/16, LOC Wells Fargo Bank NA, CP	6,800	6,800
Series A7, 0.65% 1/9/17, LOC Mizuho Corporate Bank Ltd., CP	5,300	5,300
Series A8, 0.65% 1/10/17, LOC Bank of The West San Francisco, CP	5,300	5,300
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.8%, tender 6/28/17 (a)	8,100	8,100
Series 2013 B, 5%, tender 10/17/17 (a)	3,350	3,471
California Pub. Works Board Lease Rev. Bonds Series 2016 E, 5% 10/1/17	1,000	1,035
California School Cash Reserve Prog. Auth. TRAN Series 2016 A, 2% 6/30/17	2,250	2,266
California State Univ. Rev. Series A:
0.63% 1/5/17, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	4,000	4,000
0.92% 1/4/17, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	3,300	3,300
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.66%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)	20,900	20,900
Series 2010 B, 0.66%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)	13,270	13,270
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
0.62% 2/1/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,600	5,600
0.9% 1/6/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	2,000	2,000
0.92% 1/4/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	5,300	5,300
0.94% 1/5/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	2,100	2,100
0.95% 12/5/16 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	1,600	1,600
Series A2, 0.58% 12/5/16 (Liquidity Facility Bank of America NA), CP	9,000	9,000
Kern County Gen. Oblig. TRAN Series 2016:
3% 5/15/17	1,200	1,212
3% 6/30/17	1,400	1,419
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series A, 0.67% 12/28/16, LOC Bank of The West San Francisco, CP	2,600	2,600
Series B:
0.62% 1/10/17, LOC U.S. Bank NA, Cincinnati, CP	5,000	5,000
0.64% 1/9/17, LOC U.S. Bank NA, Cincinnati, CP	1,600	1,600
0.83% 12/8/16, LOC U.S. Bank NA, Cincinnati, CP	1,000	1,000
0.83% 12/19/16, LOC U.S. Bank NA, Cincinnati, CP	1,400	1,400
0.89% 12/5/16, LOC U.S. Bank NA, Cincinnati, CP	3,100	3,100
Los Angeles County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	6,000	6,080
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Bonds Series 2016 A, 3% 6/1/17	2,100	2,123
Series ATE:
0.68% 1/11/17, LOC Sumitomo Mitsui Banking Corp., CP	3,500	3,500
0.83% 12/19/16, LOC Sumitomo Mitsui Banking Corp., CP	2,500	2,500
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2016:
0.68% 2/1/17 (Liquidity Facility Royal Bank of Canada), CP	8,400	8,400
0.99% 4/4/17 (Liquidity Facility Royal Bank of Canada), CP	8,400	8,400
Los Angeles Gen. Oblig. TRAN Series 2016, 3% 6/29/17	26,880	27,221
Los Angeles Muni. Impt. Corp. Lease Rev.:
Bonds:
Series 2006 A, 4.75% 1/1/17 (Pre-Refunded to 1/1/17 @ 100)	10,000	10,034
5% 1/1/17 (Pre-Refunded to 1/1/17 @ 100)	10,830	10,869
Series 11A3:
0.62% 12/6/16, LOC Bank of The West San Francisco, CP	1,100	1,100
0.63% 12/7/16, LOC Bank of The West San Francisco, CP	4,200	4,200
Series 13A4:
0.64% 1/9/17, LOC U.S. Bank NA, Cincinnati, CP	3,000	3,000
0.93% 12/1/16, LOC U.S. Bank NA, Cincinnati, CP	2,200	2,200
Series A1, 0.82% 12/7/16, LOC Wells Fargo Bank NA, CP	1,600	1,600
Port of Oakland Port Rev. Series 10A, 0.63% 12/1/16, LOC Bank of America NA, CP	2,541	2,541
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	6,700	6,790
Sacramento Muni. Util. District Elec. Rev. Series L1, 0.58% 12/21/16, LOC Barclays Bank PLC, CP	5,500	5,500
San Diego Unified School District TRAN Series 2016 A, 2% 6/30/17	2,100	2,114
San Francisco City & County Gen. Oblig.:
Series 2:
0.6% 1/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati), CP	10,200	10,200
0.95% 1/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati), CP	1,900	1,900
Series 3:
0.8% 1/5/17, LOC State Street Bank & Trust Co., Boston, CP	4,200	4,200
0.85% 12/20/16, LOC State Street Bank & Trust Co., Boston, CP	8,100	8,100
San Jacinto Unified School District Bonds Series 2007, 5.25% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	500	514
San Jose Fin. Auth. Rev.:
Series 1, 0.82% 12/7/16, LOC State Street Bank & Trust Co., Boston, CP	2,400	2,400
Series 2, 0.82% 12/7/16, LOC U.S. Bank NA, Cincinnati, CP	2,400	2,400
Woodland Fin. Auth. Rev. Series 2016, 0.61% 1/10/17, LOC Citibank NA, CP	6,000	6,000
		276,209
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.66%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	1,700	1,700
Series 2010 A2, 0.66%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	1,600	1,600
		3,300
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.77% tender 12/15/16, CP mode	500	500
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.85% tender 12/16/16, CP mode	100	100
0.85% tender 12/19/16, CP mode	600	600
Series 1993 A, 0.8% tender 12/15/16, CP mode	1,500	1,500
Series 93B, 0.8% tender 1/4/17, CP mode	900	900
		3,100
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 12/8/16, CP mode	900	900
TOTAL OTHER MUNICIPAL SECURITY
(Cost $284,009)		284,009
	Shares (000s)	Value (000s)

Investment Company - 10.9%
Fidelity Tax-Free Cash Central Fund, 0.58% (d)(e)
(Cost $116,339)	116,339	116,339
TOTAL INVESTMENT PORTFOLIO - 98.5%
(Cost $1,050,220)		1,050,220
NET OTHER ASSETS (LIABILITIES) - 1.5%		15,728
NET ASSETS - 100%		$1,065,948

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,620,000 or 1.0% of net assets.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 0.75%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$900
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds Series RBC E 63, 0.75%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada)	6/2/16 - 9/1/16	$2,795
Los Angeles Cnty. Metropolitan Trans. Auth. Bonds Series RBC E67, 0.75%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada)	4/1/16	$3,800
Los Angeles Hbr. Dept. Rev. Bonds Series Floaters 09 37C, 0.75%, tender 2/15/17 (Liquidity Facility Wells Fargo Bank NA)	2/18/16	$925
Sunnyvale School District Bonds Series 2016 18, 0.61%, tender 12/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati)	11/29/16	$2,200

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$240
Total	$240

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At November 30, 2016 the cost for Federal Income Tax Purposes was $1,050,220,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017